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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-10555

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                    PIMCO CORPORATE & INCOME STRATEGY FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                       1633 BROADWAY, NEW YORK, NY 10019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              WILLIAM G. GALIPEAU
                           650 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-337-4626

                      DATE OF FISCAL YEAR END: OCTOBER 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10555
Reporting Period: 07/01/2014 - 06/30/2015
PIMCO Corporate & Income Strategy Fund









==================== PIMCO Corporate & Income Strategy Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Strategy Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President, Principal Executive Officer

Date: August 25, 2015